1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

October 23, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Comvest Credit Partners BDC Fund, L.P.

Ladies and Gentlemen:

Please find enclosed for filing on behalf of Comvest Credit Partners BDC Fund, L.P. (the “Partnership”), a Delaware limited partnership that intends to convert to a Delaware statutory trust and elect to be treated as a business development company under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 1 to the Partnership’s Registration Statement on Form 10 (the “Registration Statement”). The purpose of this filing is to address comments of the Securities and Exchange Commission regarding the Registration Statement, as filed on August 24, 2023.

If you have any questions relating to this filing, please do not hesitate to contact the undersigned at 212.698.3525.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz